Note 9 - Income tax - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [line items]
Current tax	$ (868,695)	$ (589,706)	$ (215,467)
Deferred tax	193,739	(27,530)	26,019
Tax charges	$ (674,956)	$ (617,236)	$ (189,448)